SCHEDULE OF RELATED PARTY TRANSACTIONS (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Orange Pay Pte Ltd [Member]
Related Party Transaction [Line Items]
Rental income	$ 78	$ 100	$ 14,440	$ 14,400
Sub-contractor charges			154,000
Payment on behalf by			45,718	48,579
Gridhut Automation Pte Ltd [Member]
Related Party Transaction [Line Items]
Sale of products				11,031
Tech Create Solutions Sdn Bhd [Member]
Related Party Transaction [Line Items]
Sub-contractor charges	127,513	163,969	515,007	223,755
TC Solution & Services Sdn Bhd [Member]
Related Party Transaction [Line Items]
Sub-contractor charges	189,075	243,131
Mr Lim and Mr Ronald [Member]
Related Party Transaction [Line Items]
Payment on behalf by			$ 21,285	$ 36,770